Accounting information and policies - Contribution of the Group's Venezuelan and Turkish operations (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Türkiye
Disclosure of geographical areas [line items]
Movement in price index in hyperinflationary economy	72.00%	38.00%	79.00%
Venezuela
Disclosure of geographical areas [line items]
Movement in price index in hyperinflationary economy	77.00%	382.00%	268.00%
ARGENTINA
Disclosure of geographical areas [line items]
Movement in price index in hyperinflationary economy	270.00%	116.00%	64.00%
GHANA
Disclosure of geographical areas [line items]
Movement in price index in hyperinflationary economy	23.00%